Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated environmental rehabilitation provision		$ 52,525	$ 61,107
Estimated cash flows at present day cost		$ 70,480	$ 71,146
Projected inflation rate		2.20%	2.00%
Market risk-free interest rate		4.00%	3.13%
Restricted cash deposits	$ 10,000	$ 11,198	$ 10,286
Letter of credit	65,000
Change in estimated decrease in Environmental Rehabilitation Provision		9,900
Estimated liability Increase if 1% lower discount rate		8,300
Estimated liability decrease if 1% higher discount rate		$ 6,600
Acquisition Agreement [Member]
Statement Line Items [Line Items]
Letter of credit	13,400
Future contribution to trust fund through 1 to 8 mine year	$ 2,000